Post- Employment Benefits - Summary of Components of Defined Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of defined benefit cost
Current service cost	$ 1,864	$ 1,269
Interest cost	46	140
Interest income on plan assets	(31)	(115)
Employee contributions	(703)	(622)
Impact of plan amendment	0	(527)
Total included in staff costs	$ 1,176	$ 145